Derivative financial instrument - Not Designated as Hedging Instrument - Net effect on the Condensed Consolidated Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Derivative financial instrument
Gain on derivative instruments, net	$ 1,668	$ 5,023
Interest rate swap
Derivative financial instrument
Gain on derivative instruments, net	$ 1,668	$ 5,023